Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Current income tax (benefit) expense
Federal	$ (22,007)
State
Total current income tax benefit	(22,007)
Deferred tax (benefit) expense:
Federal	(1,467,862)	(2,840,051)
State	(325,795)	(630,356)
Valuation allowance	(571,975)
Total deferred income tax (benefit) expense	(2,365,632)	(3,470,407)
Total income tax (benefit) expense	$ (2,387,639)	$ (3,470,407)